Derivative Financial Instruments (Classifications and Hedging Relationships) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Derivative Instruments, Gain (Loss) [Line Items]
Notional Amount	$ 75,251	$ 67,525
Fair Value, Gain	822	970
Fair Value, Loss	(1,003)	(792)
Gross amounts not offset in the Consolidated Balance Sheets: Fair Value, Gain
Amounts subject to master netting arrangements not offset due to policy election	(443)	(391)
Cash collateral (received) posted	(119)	(283)
Net amount	260	296
Gross amounts not offset in the Consolidated Balance Sheets: Fair Value, Loss
Amounts subject to master netting arrangements not offset due to policy election	443	391
Cash collateral (received) posted	450	368
Net amount	(110)	(33)
Not designated as hedges
Derivative Instruments, Gain (Loss) [Line Items]
Notional Amount	52,735	44,682
Fair Value, Gain	616	641
Fair Value, Loss	(630)	(481)
Cash flow hedges | Interest rate contracts | Pay fixed swaps | 3 mo. LIBOR funding
Derivative Instruments, Gain (Loss) [Line Items]
Notional Amount	7,050	9,300
Fair Value, Gain	0	0
Fair Value, Loss	(187)	(214)
Fair value hedges | Interest rate contracts
Derivative Instruments, Gain (Loss) [Line Items]
Notional Amount	15,466	13,543
Fair Value, Gain	206	329
Fair Value, Loss	(186)	(97)
Fair value hedges | Interest rate contracts | Pay fixed swaps | Commercial loans
Derivative Instruments, Gain (Loss) [Line Items]
Notional Amount	346	207
Fair Value, Gain	4	0
Fair Value, Loss	(2)	(2)
Fair value hedges | Interest rate contracts | Pay fixed swaps | Municipal securities
Derivative Instruments, Gain (Loss) [Line Items]
Notional Amount	231	244
Fair Value, Gain	0	0
Fair Value, Loss	(83)	(94)
Fair value hedges | Interest rate contracts | Receive fixed swaps | Long-term debt
Derivative Instruments, Gain (Loss) [Line Items]
Notional Amount	12,099	13,092
Fair Value, Gain	202	329
Fair Value, Loss	(100)	(1)
Fair value hedges | Interest rate contracts | Options | Long-term debt
Derivative Instruments, Gain (Loss) [Line Items]
Notional Amount	2,790	0
Fair Value, Gain	0	0
Fair Value, Loss	(1)	0
Client-related and other risk management | Not designated as hedges
Derivative Instruments, Gain (Loss) [Line Items]
Notional Amount	28,688	24,333
Fair Value, Gain	319	353
Fair Value, Loss	(336)	(380)
Client-related and other risk management | Not designated as hedges | Interest rate contracts | Pay fixed swaps
Derivative Instruments, Gain (Loss) [Line Items]
Notional Amount	10,263	8,984
Fair Value, Gain	43	1
Fair Value, Loss	(252)	(363)
Client-related and other risk management | Not designated as hedges | Interest rate contracts | Receive fixed swaps
Derivative Instruments, Gain (Loss) [Line Items]
Notional Amount	9,989	8,827
Fair Value, Gain	235	337
Fair Value, Loss	(44)	(1)
Client-related and other risk management | Not designated as hedges | Interest rate contracts | Other swaps
Derivative Instruments, Gain (Loss) [Line Items]
Notional Amount	1,086	1,005
Fair Value, Gain	2	3
Fair Value, Loss	(5)	(6)
Client-related and other risk management | Not designated as hedges | Interest rate contracts | Other
Derivative Instruments, Gain (Loss) [Line Items]
Notional Amount	709	601
Fair Value, Gain	2	1
Fair Value, Loss	(2)	(2)
Client-related and other risk management | Not designated as hedges | Interest rate contracts | Forward commitments
Derivative Instruments, Gain (Loss) [Line Items]
Notional Amount	5,972	4,403
Fair Value, Gain	29	5
Fair Value, Loss	(28)	(4)
Client-related and other risk management | Not designated as hedges | Foreign exchange contracts
Derivative Instruments, Gain (Loss) [Line Items]
Notional Amount	669	513
Fair Value, Gain	8	6
Fair Value, Loss	(5)	(4)
Mortgage banking | Not designated as hedges | Interest rate contracts
Derivative Instruments, Gain (Loss) [Line Items]
Notional Amount	6,325	5,230
Fair Value, Gain	60	21
Fair Value, Loss	(35)	(9)
Mortgage banking | Not designated as hedges | Interest rate contracts | Interest rate lock commitments
Derivative Instruments, Gain (Loss) [Line Items]
Notional Amount	2,219	1,828
Fair Value, Gain	7	8
Fair Value, Loss	(20)	(4)
Mortgage banking | Not designated as hedges | Interest rate contracts | When issued securities, forward rate agreements and forward commitments
Derivative Instruments, Gain (Loss) [Line Items]
Notional Amount	3,657	2,725
Fair Value, Gain	51	9
Fair Value, Loss	(14)	(5)
Mortgage banking | Not designated as hedges | Interest rate contracts | Other
Derivative Instruments, Gain (Loss) [Line Items]
Notional Amount	449	677
Fair Value, Gain	2	4
Fair Value, Loss	(1)	0
MSRs | Not designated as hedges | Interest rate contracts
Derivative Instruments, Gain (Loss) [Line Items]
Notional Amount	17,722	15,119
Fair Value, Gain	237	267
Fair Value, Loss	(259)	(92)
MSRs | Not designated as hedges | Interest rate contracts | Pay fixed swaps
Derivative Instruments, Gain (Loss) [Line Items]
Notional Amount	3,768	2,329
Fair Value, Gain	56	4
Fair Value, Loss	(7)	(56)
MSRs | Not designated as hedges | Interest rate contracts | Receive fixed swaps
Derivative Instruments, Gain (Loss) [Line Items]
Notional Amount	5,034	2,343
Fair Value, Gain	18	79
Fair Value, Loss	(236)	(7)
MSRs | Not designated as hedges | Interest rate contracts | Options
Derivative Instruments, Gain (Loss) [Line Items]
Notional Amount	5,710	7,765
Fair Value, Gain	160	184
Fair Value, Loss	(8)	(24)
MSRs | Not designated as hedges | Interest rate contracts | When issued securities, forward rate agreements and forward commitments
Derivative Instruments, Gain (Loss) [Line Items]
Notional Amount	3,210	2,682
Fair Value, Gain	3	0
Fair Value, Loss	$ (8)	$ (5)